Vanguard Short-Term Bond Index Fund Average Annual Total Returns - Institutional Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 1-5 Year Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.21%	(0.37%)	2.05%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.10%	1.54%	2.13%
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	0.51%	1.21%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.59%	0.73%	1.23%
Institutional Plus Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.11%	1.55%	2.14%